CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Feb. 28, 2018 CNY (¥) shares	Feb. 28, 2018 USD ($) $ / shares shares	Feb. 28, 2017 CNY (¥) shares	Feb. 28, 2017 $ / shares
Amounts due to related parties	¥ 390	$ 62	¥ 420
Accrued expenses and other current liabilities	29,221	4,619	32,250
Income tax payable	14,622	2,311	7,170
Deferred revenue	¥ 90,101	$ 14,238	¥ 84,843
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, issued	24,062,591	24,062,591	14,000,000
Ordinary shares, outstanding	24,062,591	24,062,591	14,000,000
Series A Convertible Redeemable Preferred Shares
Mezzanine equity, par value | (per share)		$ 0.0001		0.0001
Mezzanine equity, shares authorized	0	0	3,000,000
Mezzanine equity, shares issued	0	0	3,000,000
Mezzanine equity, shares outstanding	0	0	3,000,000
Series A-1 Convertible Redeemable Preferred Shares
Mezzanine equity, par value | $ / shares		$ 0.0001		$ 0.0001
Mezzanine equity, shares authorized	0	0	2,222,222
Mezzanine equity, shares issued	0	0	2,222,222
Mezzanine equity, shares outstanding	0	0	2,222,222
VIE
Amounts due to related parties | ¥	¥ 390		¥ 420
Accrued expenses and other current liabilities | ¥	23,033		32,250
Income tax payable | ¥	10,603		7,170
Deferred revenue | ¥	¥ 90,101		¥ 84,843